LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Capital leases		$ 1,464	$ 1,190
Current portions of long-term debt classified as trade payables		$ 492	$ 431
Creditor Bank One [Member]
Minimum shareholder's equity to be maintained under debt covenants	$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants	17.00%
Debt service ratio required to be maintained under debt covenants	1.5